Goldman Sachs Access Municipal Bond ETF Average Annual Total Returns		12 Months Ended	38 Months Ended	52 Months Ended	54 Months Ended	60 Months Ended	75 Months Ended	88 Months Ended	91 Months Ended	100 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal 1-17 Year ex AMT Index (Total Return, Unhedged, USD)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		0.85%	3.10%
Bloomberg Goldman Sachs Community Municipal Index (Total Return, Unhedged, USD)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		0.81%	2.78%
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	3.71%	(1.91%)	(1.76%)	(0.33%)	1.34%	0.88%	1.01%	0.84%
Goldman Sachs Access Municipal Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		0.41%	2.11%
Performance Inception Date	Mar. 07, 2023
Goldman Sachs Access Municipal Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.39%	1.27%
Goldman Sachs Access Municipal Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.52%	1.68%